Non-Current Liabilities - Employee Benefits (Details) - Schedule of Statement of Financial Position	Dec. 31, 2023 AUD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 AUD ($)
Schedule of Statement of Financial Position [Abstract]
Present value of the defined benefit obligation	$ 334,335	$ 228,685	$ 313,227
Fair value of defined benefit plan assets	(120,412)	(82,362)	(109,591)
Defined benefit plan assets	213,923	146,323	203,636
Other long-term obligations	81,619	55,828
Net liability in the statement of financial position	$ 295,542	$ 202,151	$ 203,636